SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation				$ 114,205
Professional services	$ 18
Transaction cost				1,113
Total		$ 24,967	$ 18,656	120,099	$ 12,729	$ 16,567
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation				101,981	3,178	1,222
Professional services				12,256	2,556	667
Transaction cost				2,759	2,544	7,278
Wages and salaries related				1,198	1,217	1,348
Travel expenses				604	350	611
Public company expenses				597	1,959	5,128
Insurance expenses				490	675	50
Office and maintenance				144	170	170
Depreciation and amortization				22	27	30
Other expenses				48	53	63
Total				$ 120,099	$ 12,729	$ 16,567